UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 NLI International Inc.
Address:              1251 Avenue of the Americas, Suite 5210
                      New York, NY  10020-1198


Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Takahiro Yamasaki
Title:                President
Phone:                (212) 403-3400

Signature, Place, and Date of Signing:

   /s/ Takahiro Yamasaki            New York, NY                Oct. 16, 2007
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     74

Form 13F Information Table Value Total:     646,502
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                       FORM 13F INFORMATION TABLE
                              NAME OF REPORTING MANAGER: NLI INTERNATIONAL INC.

  Column 1                    Column 2       Column 3   Column 4       Column 5           Column 6    Column 7      Column 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

BURLINGTON NORTHN SANTA FE C    COM          12189T104    1,177      14,500   SH           Sole                14,500
CUMMINS INC                     COM          231021106   10,334      80,800   SH           Sole                80,800
DEERE & CO                      COM          244199105   11,874      80,000   SH           Sole                80,000
FEDEX CORP                      COM          31428X106    7,511      71,700   SH           Sole                71,700
GENERAL ELECTRIC CO             COM          369604103   13,248     320,000   SH           Sole               320,000
HARSCO CORP                     COM          415864107    1,500      25,300   SH           Sole                25,300
ROBERT HALF INTL INC            COM          770323103      830      27,800   SH           Sole                27,800
ROPER INDS INC NEW              COM          776696106   10,185     155,500   SH           Sole               155,500
UNITED TECHNOLOGIES CORP        COM          913017109   21,512     267,300   SH           Sole               267,300
COACH INC                       COM          189754104    5,814     123,000   SH           Sole               123,000
COMCAST CORP NEW                CL A         20030N101    7,825     323,600   SH           Sole               323,600
GAP INC DEL                     COM          364760108   11,315     613,600   SH           Sole               613,600
JOHNSON CTLS INC                COM          478366107    7,405      62,700   SH           Sole                62,700
MCDONALDS CORP                  COM          580135101    4,679      85,900   SH           Sole                85,900
OMNICOM GROUP INC               COM          681919106    8,647     179,800   SH           Sole               179,800
STARBUCKS CORP                  COM          855244109      969      37,000   SH           Sole                37,000
STARWOOD HOTELS & RESORTS WRLD  COM          85590A401    4,338      71,400   SH           Sole                71,400
TARGET CORP                     COM          87612E106    1,869      29,400   SH           Sole                29,400
TIME WARNER INC                 COM          887317105    1,983     108,000   SH           Sole               108,000
CAMERON INTERNATIONAL CORP      COM          13342B105    6,294      68,200   SH           Sole                68,200
DEVON ENERGY CORP NEW           COM          25179M103   10,916     131,200   SH           Sole               131,200
EXXON MOBIL CORP                COM          30231G102   19,290     208,400   SH           Sole               208,400
HALLIBURTON                     COM          406216101    4,616     120,200   SH           Sole               120,200
NOBLE CORPORATION               SHS          G65422100    1,315      26,800   SH           Sole                26,800
OCCIDENTAL PETE CORP DEL        COM          674599105   13,816     215,600   SH           Sole               215,600
SCHLUMBERGER LTD                COM          806857108    3,759      35,800   SH           Sole                35,800
TRANSOCEAN INC                  COM          G90078109   12,650     111,900   SH           Sole               111,900
VALERO ENERGY CORP NEW          COM          91913Y100      988      14,700   SH           Sole                14,700
AMERICAN EXPRESS CO             COM          025816109   12,575     211,800   SH           Sole               211,800
AMERICAN INTL GROUP INC         COM          026874107    2,469      36,500   SH           Sole                36,500
BANK OF AMERICA CORPORATION     COM          060505104    6,852     136,300   SH           Sole               136,300
CITIGROUP INC                   COM          172967101   19,587     419,700   SH           Sole               419,700
FRANKLIN RES INC                COM          354613101    9,040      70,900   SH           Sole                70,900
GOLDMAN SACHS GROUP INC         COM          38141G104   15,128      69,800   SH           Sole                69,800
HARTFORD FINL SVCS GROUP INC    COM          416515104   12,883     139,200   SH           Sole               139,200
JP MORGAN CHASE & CO            COM          46625H100   11,950     260,800   SH           Sole               260,800
METLIFE INC                     COM          59156R108   18,890     270,900   SH           Sole               270,900
WELLS FARGO & CO NEW            COM          949746101   12,228     343,300   SH           Sole               343,300
GENYME CORP                     COM          372917104    3,990      64,400   SH           Sole                64,400
GILEAD SCIENCES INC             COM          375558103   17,815     435,900   SH           Sole               435,900

JOHNSON & JOHNSON               COM          478160104   17,102     260,300   SH           Sole               260,300
MEDTRONIC INC                   COM          585055106    2,589      45,900   SH           Sole                45,900
PFIZER INC                      COM          717081103    1,209      49,500   SH           Sole                49,500
THERMO FISHER SCIENTIFIC INC    COM          883556102   18,973     328,700   SH           Sole               328,700
UNITEDHEALTH GROUP INC          COM          91324P102    8,175     168,800   SH           Sole               168,800
WYETH                           COM          983024100    7,440     167,000   SH           Sole               167,000
AUTOMATIC DATA PROCESSING IN    COM          053015103    6,958     151,500   SH           Sole               151,500
CISCO SYS INC                   COM          17275R102    3,396     102,500   SH           Sole               102,500
CITRIX SYS INC                  COM          177376100      919      22,800   SH           Sole                22,800
COGNIZANT TECHNOLOGY SOLUTIO    CL A         192446102    8,131     101,900   SH           Sole               101,900
DELL INC                        COM          24702R101   12,564     455,200   SH           Sole               455,200
EBAY INC                        COM          278642103    8,101     207,600   SH           Sole               207,600
INTEL CORP                      COM          458140100   16,615     642,500   SH           Sole               642,500
INTUIT                          COM          461202103   11,666     385,000   SH           Sole               385,000
JABIL CIIRCUIT INC              COM          466313103    9,360     409,800   SH           Sole               409,800
MICROSOFT CORP                  COM          594918104   21,468     728,700   SH           Sole               728,700
NETWORK APPLIANCE INC           COM          64120L104    7,987     296,800   SH           Sole               296,800
SANDISK CORP                    COM          80004C101    6,849     124,300   SH           Sole               124,300
ALLEGHENY TECHNOLOGIES INC      COM          01741R102    8,576      78,000   SH           Sole                78,000
FREEPORT-MCMORAN COPPER & GO    COM          35671D857    1,909      18,200   SH           Sole                18,200
PRAXAIR INC                     COM          74005P104   10,453     124,800   SH           Sole               124,800
UNITED STATES STL CORP NEW      COM          912909108    1,367      12,900   SH           Sole                12,900
ALTRIA GROUP INC                COM          02209S103    6,960     100,100   SH           Sole               100,100
ARCHER DANIELS MIDLAND CO       COM          039483102    1,922      58,100   SH           Sole                58,100
CVS CAREMARK CORPORATION        COM          126650100   10,363     261,500   SH           Sole               261,500
MCCORMICK & CO INC              COM NON VT   579780206    5,396     150,000   SH           Sole               150,000
PEPSICO INC                     COM          713448108   23,846     325,500   SH           Sole               325,500
PROCTER & GAMBLE CO             COM          742718109   13,111     186,400   SH           Sole               186,400
LEVEL 3 COMMUNICATIONS INC      COM          52729N100    2,668     573,800   SH           Sole               573,800
NII HLDGS INC                   CL B NEW     62913F201    5,422      66,000   SH           Sole                66,000
SPRINT NEXTEL CORP              COM FON      852061100    1,273      67,000   SH           Sole                67,000
VERIZON COMMINICATIONS          COM          92343V104   16,268     364,400   SH           Sole               364,400
EXELON CORP                     COM          30161N101   15,449     205,000   SH           Sole               205,000
FIRSTENERGY CORP                COM          337932107    1,951      30,800   SH           Sole                30,800

                                                        646,502
